Document and Entity Information	Nov. 06, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 06, 2018
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Nov. 06, 2018
Document Effective Date	Nov. 06, 2018
Prospectus Date	Nov. 06, 2018
BNY Mellon Insight Broad Opportunities Fund | Class A
Prospectus:
Trading Symbol	DIOAX
BNY Mellon Insight Broad Opportunities Fund | Class C
Prospectus:
Trading Symbol	DIOCX
BNY Mellon Insight Broad Opportunities Fund | Class I
Prospectus:
Trading Symbol	DIOIX
BNY Mellon Insight Broad Opportunities Fund | Class Y
Prospectus:
Trading Symbol	DIOYX